Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Partners Small Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 1.3%
Entertainment 0.1%
Madison Square Garden Entertainment Corp.(a)	22,700	747,057
Interactive Media & Services 0.7%
Ziff Davis, Inc.(a)	52,192	3,324,108
Media 0.5%
Magnite, Inc.(a)	246,898	1,861,611
Thryv Holdings, Inc.(a)	34,618	649,780
Total		2,511,391
Total Communication Services		6,582,556
Consumer Discretionary 11.2%
Auto Components 2.0%
Fox Factory Holding Corp.(a)	23,906	2,368,607
Patrick Industries, Inc.	56,134	4,213,418
Stoneridge, Inc.(a)	130,734	2,623,831
Visteon Corp.(a)	5,698	786,723
Total		9,992,579
Automobiles 0.8%
Thor Industries, Inc.	39,788	3,785,033
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions, Inc.(a)	36,185	2,947,630
Duolingo, Inc.(a)	15,100	2,504,637
OneSpaWorld Holdings Ltd.(a)	360,941	4,049,758
Total		9,502,025
Hotels, Restaurants & Leisure 2.9%
Cheesecake Factory, Inc. (The)	84,661	2,565,228
Dutch Bros, Inc., Class A(a)	48,700	1,132,275
First Watch Restaurant Group, Inc.(a)	166,276	2,874,912
Hilton Grand Vacations, Inc.(a)	76,901	3,129,871
Lindblad Expeditions Holdings, Inc.(a)	161,805	1,164,996
Wingstop, Inc.	21,569	3,878,969
Total		14,746,251
Household Durables 1.9%
Installed Building Products, Inc.	47,342	5,912,542
LGI Homes, Inc.(a)	36,996	3,680,732
Total		9,593,274
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.1%
Boot Barn Holdings, Inc.(a)	67,128	5,450,122
Textiles, Apparel & Luxury Goods 0.6%
G-III Apparel Group Ltd.(a)	128,908	3,212,387
Total Consumer Discretionary		56,281,671
Consumer Staples 4.7%
Beverages 1.0%
Celsius Holdings, Inc.(a)	16,130	2,767,908
MGP Ingredients, Inc.	16,221	1,710,991
Vita Coco Co., Inc. (The)(a)	19,000	494,760
Total		4,973,659
Consumer Staples Distribution & Retail 1.5%
Performance Food Group, Inc.(a)	101,365	5,966,344
The Chefs’ Warehouse(a)	61,705	1,306,912
Total		7,273,256
Food Products 0.4%
Freshpet, Inc.(a)	10,300	678,564
Simply Good Foods Co. (The)(a)	36,151	1,247,933
Total		1,926,497
Personal Care Products 1.8%
BellRing Brands, Inc.(a)	79,000	3,257,170
elf Beauty, Inc.(a)	54,629	5,999,903
Total		9,257,073
Total Consumer Staples		23,430,485
Energy 2.5%
Energy Equipment & Services 1.0%
Core Laboratories, Inc.	147,115	3,532,231
Helmerich & Payne, Inc.	30,100	1,269,016
Total		4,801,247
Oil, Gas & Consumable Fuels 1.5%
Excelerate Energy, Inc., Class A	120,388	2,051,412
Kimbell Royalty Partners LP	163,946	2,623,136
Matador Resources Co.	26,300	1,564,324
Viper Energy Partners LP	52,000	1,449,760
Total		7,688,632
Total Energy		12,489,879
2	Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 7.8%
Banks 1.1%
Axos Financial, Inc.(a)	73,625	2,787,442
Hilltop Holdings, Inc.	96,647	2,740,909
Total		5,528,351
Capital Markets 1.8%
Cohen & Steers, Inc.	73,967	4,636,991
PJT Partners, Inc.	52,896	4,202,059
Total		8,839,050
Financial Services 2.1%
Flywire Corp.(a)	136,417	4,350,338
I3 Verticals, Inc.(a)	189,276	4,001,295
Shift4 Payments, Inc., Class A(a)	40,998	2,270,059
Total		10,621,692
Insurance 2.8%
Goosehead Insurance, Inc., Class A(a)	52,271	3,895,758
Kinsale Capital Group, Inc.	22,569	9,346,500
Skyward Specialty Insurance Group, Inc.(a)	25,900	708,624
Total		13,950,882
Total Financials		38,939,975
Health Care 20.6%
Biotechnology 4.7%
Apellis Pharmaceuticals, Inc.(a)	16,126	613,433
Coherus Biosciences, Inc.(a)	315,826	1,181,189
Eagle Pharmaceuticals, Inc.(a)	67,505	1,064,554
Halozyme Therapeutics, Inc.(a)	136,787	5,225,264
Immunocore Holdings PLC, ADR(a)	23,630	1,226,397
Insmed, Inc.(a)	153,189	3,868,022
Krystal Biotech, Inc.(a)	11,814	1,370,424
Vericel Corp.(a)	278,329	9,329,588
Total		23,878,871
Health Care Equipment & Supplies 7.9%
Establishment Labs Holdings, Inc.(a)	26,882	1,319,100
ICU Medical, Inc.(a)	21,839	2,599,060
Inari Medical, Inc.(a)	37,713	2,466,430
Integer Holdings Corp.(a)	52,641	4,128,634
iRhythm Technologies, Inc.(a)	13,416	1,264,592
Lantheus Holdings, Inc.(a)	54,566	3,791,246
Common Stocks (continued)
Issuer	Shares	Value ($)
LeMaitre Vascular, Inc.	96,969	5,282,871
Omnicell, Inc.(a)	54,781	2,467,336
PROCEPT BioRobotics Corp.(a)	39,946	1,310,628
RxSight, Inc.(a)	52,025	1,450,977
Shockwave Medical, Inc.(a)	9,060	1,803,846
SI-BONE, Inc.(a)	144,472	3,068,585
Tactile Systems Technology, Inc.(a)	27,200	382,160
TransMedics Group, Inc.(a)	133,383	7,302,719
Treace Medical Concepts, Inc.(a)	83,017	1,088,353
Total		39,726,537
Health Care Providers & Services 4.4%
AMN Healthcare Services, Inc.(a)	58,612	4,992,570
HealthEquity, Inc.(a)	118,073	8,625,233
ModivCare, Inc.(a)	29,868	941,141
RadNet, Inc.(a)	110,377	3,111,527
Surgery Partners, Inc.(a)	40,072	1,172,106
U.S. Physical Therapy, Inc.	33,125	3,038,556
Total		21,881,133
Health Care Technology 0.5%
Certara, Inc.(a)	159,458	2,318,519
Life Sciences Tools & Services 1.3%
Medpace Holdings, Inc.(a)	27,140	6,571,408
Pharmaceuticals 1.8%
Axsome Therapeutics, Inc.(a)	22,286	1,557,569
Pacira Pharmaceuticals, Inc.(a)	76,479	2,346,376
Supernus Pharmaceuticals, Inc.(a)	147,495	4,066,437
Tarsus Pharmaceuticals, Inc.(a)	51,100	908,047
Total		8,878,429
Total Health Care		103,254,897
Industrials 20.3%
Aerospace & Defense 1.5%
Hexcel Corp.	39,313	2,560,849
Kratos Defense & Security Solutions, Inc.(a)	327,330	4,916,496
Total		7,477,345
Air Freight & Logistics 0.7%
Forward Air Corp.	49,489	3,401,874

Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.4%
AZEK Co., Inc. (The)(a)	105,107	3,125,882
Zurn Elkay Water Solutions Corp.	131,610	3,687,712
Total		6,813,594
Commercial Services & Supplies 2.0%
Aris Water Solutions, Inc.	267,991	2,674,550
Casella Waste Systems, Inc., Class A(a)	78,461	5,986,575
Cimpress PLC(a)	22,326	1,563,043
Total		10,224,168
Construction & Engineering 1.6%
Comfort Systems U.S.A., Inc.	10,000	1,704,100
Construction Partners, Inc., Class A(a)	49,225	1,799,666
Dycom Industries, Inc.(a)	51,216	4,558,224
Total		8,061,990
Electrical Equipment 2.1%
Array Technologies, Inc.(a)	71,600	1,588,804
NEXTracker, Inc., Class A(a)	18,800	755,008
Shoals Technologies Group, Inc., Class A(a)	193,838	3,537,544
Vicor Corp.(a)	75,353	4,437,538
Total		10,318,894
Ground Transportation 1.1%
ArcBest Corp.	27,799	2,825,768
Marten Transport Ltd.	105,209	2,073,670
Saia, Inc.(a)	1,859	741,090
Total		5,640,528
Machinery 3.5%
Albany International Corp., Class A	50,867	4,388,805
Chart Industries, Inc.(a)	36,094	6,104,217
ESCO Technologies, Inc.	7,100	741,524
SPX Technologies, Inc.(a)	78,186	6,364,340
Total		17,598,886
Professional Services 2.6%
ASGN, Inc.(a)	17,285	1,411,839
Insperity, Inc.	58,062	5,666,851
Paycor HCM, Inc.(a)	196,801	4,492,967
TTEC Holdings, Inc.	65,666	1,721,762
Total		13,293,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 3.8%
Applied Industrial Technologies, Inc.	79,651	12,314,841
Global Industrial Co.	111,417	3,732,470
SiteOne Landscape Supply, Inc.(a)	19,553	3,195,938
Total		19,243,249
Total Industrials		102,073,947
Information Technology 27.5%
Communications Equipment 1.0%
Calix, Inc.(a)	63,170	2,895,713
Extreme Networks, Inc.(a)	91,084	2,205,144
Total		5,100,857
Electronic Equipment, Instruments & Components 5.9%
Advanced Energy Industries, Inc.	43,084	4,442,822
Coherent Corp.(a)	89,983	2,937,045
ePlus, Inc.(a)	77,141	4,899,996
Fabrinet(a)	40,806	6,799,096
Novanta, Inc.(a)	46,878	6,724,180
Plexus Corp.(a)	40,725	3,786,611
Total		29,589,750
IT Services 0.5%
Wix.com Ltd.(a)	26,100	2,395,980
Semiconductors & Semiconductor Equipment 6.4%
ACM Research, Inc., Class A(a)	56,100	1,015,691
Aehr Test Systems(a)	35,138	1,605,807
Allegro MicroSystems, Inc.(a)	79,159	2,528,338
Ambarella, Inc.(a)	57,370	3,042,331
Credo Technology Group Holding Ltd.(a)	282,216	4,303,794
Diodes, Inc.(a)	47,797	3,768,315
Impinj, Inc.(a)	49,344	2,715,400
PDF Solutions, Inc.(a)	18,659	604,552
Power Integrations, Inc.	49,257	3,758,802
Silicon Laboratories, Inc.(a)	21,582	2,501,138
SiTime Corp.(a)	35,063	4,005,948
Ultra Clean Holdings, Inc.(a)	84,520	2,507,708
Total		32,357,824

4	Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 13.7%
Box, Inc., Class A(a)	182,242	4,412,079
Braze, Inc., Class A(a)	58,772	2,746,415
Clearwater Analytics Holdings, Inc., Class A(a)	182,958	3,538,408
CyberArk Software Ltd.(a)	39,113	6,405,536
Descartes Systems Group, Inc. (The)(a)	71,966	5,280,865
DoubleVerify Holdings, Inc.(a)	48,200	1,347,190
EngageSmart, Inc.(a)	81,786	1,471,330
Envestnet, Inc.(a)	52,723	2,321,394
Five9, Inc.(a)	76,132	4,895,288
Intapp, Inc.(a)	79,348	2,659,745
JFrog Ltd.(a)	127,671	3,237,736
Pagerduty, Inc.(a)	122,123	2,746,546
PowerSchool Holdings, Inc., Class A(a)	89,651	2,031,492
Qualys, Inc.(a)	32,988	5,032,319
Sprinklr, Inc., Class A(a)	125,028	1,730,387
Sprout Social, Inc., Class A(a)	66,411	3,312,581
SPS Commerce, Inc.(a)	54,000	9,212,940
Varonis Systems, Inc.(a)	39,300	1,200,222
Verint Systems, Inc.(a)	84,441	1,941,299
Workiva, Inc., Class A(a)	29,600	2,999,664
Total		68,523,436
Total Information Technology		137,967,847
Materials 2.3%
Chemicals 0.9%
Balchem Corp.	38,040	4,718,482
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.4%
ATI, Inc.(a)	73,205	3,012,386
Materion Corp.	38,788	3,952,885
Total		6,965,271
Total Materials		11,683,753
Real Estate 1.2%
Health Care REITs 0.8%
CareTrust REIT, Inc.	196,061	4,019,250
Residential REITs 0.4%
UMH Properties, Inc.	139,095	1,950,112
Total Real Estate		5,969,362
Total Common Stocks (Cost $490,338,055)		498,674,372

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	3,361,172	3,360,163
Total Money Market Funds (Cost $3,360,103)		3,360,163
Total Investments in Securities (Cost: $493,698,158)		502,034,535
Other Assets & Liabilities, Net		(363,286)
Net Assets		501,671,249

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	7,127,593	95,035,685	(98,802,602)	(513)	3,360,163	(3,001)	266,963	3,361,172
Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2023 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Partners Small Cap Growth Fund | Third Quarter Report 2023

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3QT7057_12_B01_(11/23)